Stockholders’ Deficit (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 22, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share		one	one
Ratio to be applied to the stock in the conversion		20.00%	20.00%
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		5,619,080	6,100,945	24,000,000
Common stock, shares issued		5,619,080	6,100,945	24,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		900,000	900,000	6,000,000
Common stock, shares issued		900,000	900,000	6,000,000
Number of common stock exchanged	5,100,000
Common stock, votes per share		one	one